UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08041
Atlas Insurance Trust
(Exact name of registrant as specified in charter)
794 Davis Street, San Leandro, California	94577-6900
(Address of principal executive offices)	(Zip code)
W. Lawrence Key, President, Atlas Insurance Trust 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)
Registrant’s telephone number, including area code:	(510) 297-7444
Date of fiscal year end:	12/31/2006
Date of reporting period:	03/31/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2006 is filed herewith.

Atlas Balanced Growth Portfolio                                                                                                                March 31, 2006

Statements of Investments in Securities and Net Assets (unaudited)

		percent of
	shares	net assets	market value
Investment in Atlas Funds — 100.41%
Value Fund	241,567	17.91%	$3,009,929
Emerging Growth Fund (b)	146,690	16.42	2,759,236
Strategic Income Fund	568,105	15.25	2,562,152
Balanced Fund	214,990	14.83	2,491,737
Strategic Growth Fund (b)	160,491	13.72	2,306,257
American Enterprise Bond Fund	106,022	6.03	1,013,572
Global Growth Fund	34,571	5.20	873,962
Money Market Fund	657,922	3.91	657,922
U.S. Government and Mortgage Securities Fund	65,127	3.80	638,895
Growth Opportunities Fund	22,639	3.34	561,910
Total Investment in Atlas Funds (cost: $14,440,092)			$16,875,572
Total Securities (cost: $14,440,092) — 100.41%			$16,875,572
Other Assets and Liabilities, Net — (.41)%			$(69,037)
Net Assets — 100.00%			$16,806,535

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

1

Atlas Balanced Growth Portfolio
March 31, 2006 (unaudited)

Investment Valuation

Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

Unrealized Appreciation/Depreciation — Tax Basis

As of  March 31, 2006, unrealized appreciation of investment securities for federal income tax purposes was $2,434,914, consisting of unrealized gains of $2,481,927 and unrealized losses of $47,013. Cost of securities for federal income tax purposes was $14,440,658.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Insurance Trust

By	/s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer (as Principal Executive Officer)
Date	05/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer (as Principal Executive Officer)
Date	05/25/06
By	/s/ Gene A. Johnson
Gene A. Johnson
Vice President and Treasurer (as Principal Financial Officer)
Date	05/25/06